CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net Loss	$ (36,097)	¥ (251,299)	¥ (78,700)	¥ (90,671)
Adjustment to reconcile net loss to net cash used in operating activities:
Provisions for asset impairment	144	1,000
Depreciation of property, equipment and software	500	3,483	1,060	965
Amortization of leasehold improvement	42	287
Amortization of non-current assets	94	656
Share based compensation	15,796	109,968	78,133	1,896
Allowance for doubtful accounts	1,966	13,684	491	418
Investment loss from long-term investments	132	917	660	0
Change in fair value of warrant	0	0	3,843	1,390
Interests income/(expenses) - net	(36)	(252)	2,083	1,147
Losses/ (Gains) on disposal of property and equipment	(1)	(5)	1
Bank rebate	(88)	(611)
Exchange losses	95	661
Changes in operating assets and liabilities:
Accounts receivable	(4,385)	(30,524)	(44,279)	(4,014)
Receivables due from related parties				(1,000)
Prepayment and other current assets	(3,462)	(24,100)	(50,377)	(1,441)
Held-for-sale assets			837	251
Accounts payable	(168)	(1,171)	3,656	3,153
Advance from customers	(1,422)	(9,899)	4,953	7,116
Salary and welfare benefits payable	2,757	19,190	7,538	5,031
Other taxes payable	(149)	(1,037)	(4,502)	13,281
Other current liabilities	1,041	7,246	21,265	3,562
Held-for-sale liabilities				(746)
Net cash used in operating activities	(23,241)	(161,806)	(53,338)	(59,662)
Cash flows from investing activities:
Purchase of property, equipment and software, and other non-current assets	(1,902)	(13,243)	(20,708)	(272)
Placement of time deposits	(10,021)	(69,762)
Cash payment of bridge loan	(14,242)	(99,148)
Cash paid for short-term investments				(4,000)
Cash paid for long-term investments	(776)	(5,400)	(4,250)
Cash received from disposal of property, equipment and software	1	5	12
Cash received from disposal of short-term investments			4,200
Net cash used in investing activities	(26,940)	(187,548)	(20,746)	(4,272)
Cash flows from financing activities:
Cash payments for repurchase of restricted shares from employees	(3,767)	(26,228)
Cash payments for repurchase of shares	(1,975)	(13,749)
Cash received from convertible loans				41,165
Cash received from short-term borrowings			19,942	37,797
Cash repayments of short-term borrowings			(44,913)	(17,854)
Cash received from long-term borrowings				9,945
Cash repayments of long-term borrowings			(2,932)	(1,985)
Cash repayments of borrowing from a third party			(19,486)	(12,991)
Cash received from loans provided by employees			11,199	3,235
Cash repayments of loans provided by employees			(14,434)
Proceeds from issuance of Series C+ convertible redeemable preferred shares				59,091
Payment of issuance cost for Series C+ convertible redeemable preferred shares				(449)
Proceeds from issuance of Series D-1 convertible redeemable preferred shares			151,118
Payment of issuance cost for Series D-1 convertible redeemable preferred shares			(307)
Proceeds from issuance of Series D-2 convertible redeemable preferred shares			359,834
Payment of issuance cost for Series D-2 convertible redeemable preferred share			(1,267)
Proceeds of initial public offering, net of issuance costs			103,372
Cash received from the depositary bank	392	2,732
Net cash generated from/(used in) financing activities	(5,350)	(37,245)	562,126	117,954
Effect of exchange rate changes on cash, cash equivalents and restricted cash	501	3,490	12,713	(1,002)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(55,030)	(383,109)	500,755	53,018
Cash, cash equivalents and restricted cash at beginning of the year	83,105	578,558	77,803	24,785
Including:
Cash and cash equivalents at the beginning of the year	83,105	578,558	66,695	24,785
Restricted cash at the beginning of the year			11,108
Cash, cash equivalents and restricted cash at end of the year	28,075	195,449	578,558	77,803
Including:
Cash and cash equivalents at the end of the year	27,855	193,920	578,558	66,695
Restricted cash at the end of the year	$ 220	¥ 1,529		11,108
Supplemental disclosures of cash flow information:
Cash paid for interest expense			(4,340)	(1,366)
Supplemental schedule of non-cash investing and financing activities:
Accretions to pre-IPO preferred shares redemption value			35,066	20,945
Imputed interest for borrowing from a third party			450	¥ 1,147
Conversion and redesignation of pre-IPO preferred shares into Class A ordinary shares			¥ 930,436